                              [NATIONWIDE - LOGO]

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-3


                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1998


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO


APO-1545-Y (6/98)

                              [NATIONWIDE LOGO]



                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide Variable Account-3.

The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                         /s/ Joseph J. Gasper, President

                           Joseph J. Gasper, President
                                 August 17, 1998

                          NATIONWIDE VARIABLE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1998
                                   (UNAUDITED)



ASSETS:
   Investments at market value:

     Van Kampen American Capital LIT - Asset Allocation Fund
       2,651,641 shares (cost $30,244,135) . . . . . . . . . . . . . . . . . .    $ 33,304,609

     Van Kampen American Capital LIT - Domestic Income Fund
       846,196 shares (cost $6,966,563). . . . . . . . . . . . . . . . . . . .       7,260,361

     Van Kampen American Capital LIT - Emerging Growth Fund
       209,709 shares (cost $3,003,051). . . . . . . . . . . . . . . . . . . .       4,213,046

     Van Kampen American Capital LIT - Enterprise Fund
       2,059,856 shares (cost $32,837,449) . . . . . . . . . . . . . . . . . .      43,401,168

     Van Kampen American Capital LIT - Global Equity Fund
       74,532 shares (cost $908,309) . . . . . . . . . . . . . . . . . . . . .         946,554

     Van Kampen American Capital LIT - Government Fund
       467,914 shares (cost $4,097,486). . . . . . . . . . . . . . . . . . . .       4,286,096

     Van Kampen American Capital LIT - Money Market Fund
       6,588,338 shares (cost $6,588,338). . . . . . . . . . . . . . . . . . .       6,588,338

     Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities
       Portfolio  41,262 shares (cost $635,098). . . . . . . . . . . . . . . .         611,091
                                                                                 -------------

         Total investments . . . . . . . . . . . . . . . . . . . . . . . . . .     100,611,263

   Accounts receivable                                                                   -
                                                                                 -------------

         Total assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,611,263

ACCOUNTS PAYABLE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,524
                                                                                 -------------

CONTRACT OWNERS' EQUITY. . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 100,609,739
                                                                                 =============

                                                                                            PERIOD
Contract owners' equity represented by:       UNITS             UNIT VALUE                  RETURN
                                            --------            ----------                  -------
   Contracts in accumulation phase:

     Van Kampen American Capital LIT -
     Asset Allocation Fund:
       Tax qualified. . . . . . . . . . .    372,315          $ 31.009702   $ 11,545,377       8%
       Non-tax qualified. . . . . . . . .    700,574            31.009702     21,724,591       8%

     Van Kampen American Capital LIT -
     Domestic Income Fund:
       Tax qualified. . . . . . . . . . .     93,861            19.100651      1,792,806       4%
       Non-tax qualified. . . . . . . . .    285,391            19.100651      5,451,154       4%

     Van Kampen American Capital LIT -
     Emerging Growth Fund:
       Tax qualified. . . . . . . . . . .     59,249            19.325961      1,145,044      21%
       Non-tax qualified. . . . . . . . .    158,752            19.325961      3,068,035      21%


     Van Kampen American Capital LIT -
     Enterprise Fund:
       Tax qualified. . . . . . . . . . .    298,709            47.849582     14,293,101      17%
       Non-tax qualified. . . . . . . . .    607,465            47.849582     29,066,946      17%

     Van Kampen American Capital LIT -
     Global Equity Fund:
       Tax qualified. . . . . . . . . . .     22,680            15.674011        355,487      16%
       Non-tax qualified. . . . . . . . .     37,710            15.674011        591,067      16%

     Van Kampen American Capital LIT -
     Government Fund:
       Tax qualified. . . . . . . . . . .     53,918            16.661505        898,355       3%
       Non-tax qualified. . . . . . . . .    201,339            16.661505      3,354,611       3%

     Van Kampen American Capital LIT -
     Money Market Fund:
       Tax qualified. . . . . . . . . . .     93,731            15.006946      1,406,616       2%
       Non-tax qualified. . . . . . . . .    343,665            15.006946      5,157,362       2%

     Van Kampen American Capital LIT - Morgan
     Stanley Real Estate Securities Portfolio:
       Tax qualified. . . . . . . . . . .     11,552            16.918595        195,444      (5)%
       Non-tax qualified. . . . . . . . .     24,567            16.918595        415,639      (5)%
                                            ========            ========

   Reserves for annuity contracts in payout phase:
       Tax qualified. . . . . . . . . . .                                         1,896
       Non-tax qualified. . . . . . . . .                                       146,208
                                                                          -------------
                                                                          $ 100,609,739
                                                                          =============


See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT-3

               STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                 (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)
                                         (UNAUDITED)

                                                                   TOTAL                          ASSET ALLOCATION FUND
                                                      --------------------------------      --------------------------------
                                                           1998                1997               1998               1997
                                                      -------------      -------------      -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     313,872            456,164             36,927             40,392
  Mortality, expense and administration
    charges (note 2) ............................          (658,537)          (636,429)          (224,227)          (223,200)
                                                      -------------      -------------      -------------      -------------
    Net investment activity .....................          (344,665)          (180,265)          (187,300)          (182,808)
                                                      -------------      -------------      -------------      -------------

  Proceeds from mutual fund shares sold .........        18,430,453         26,520,461          5,121,901          6,458,668
  Cost of mutual fund shares sold ...............       (16,369,611)       (25,584,268)        (5,011,813)        (6,743,705)
                                                      -------------      -------------      -------------      -------------
    Realized gain (loss) on investments .........         2,060,842            936,193            110,088           (285,037)
  Change in unrealized gain (loss) on investments         7,464,220          6,949,828          1,733,504          2,121,661
                                                      -------------      -------------      -------------      -------------
    Net gain (loss) on investments ..............         9,525,062          7,886,021          1,843,592          1,836,624
                                                      -------------      -------------      -------------      -------------
  Reinvested capital gains ......................         1,466,481          1,180,089            998,161            690,251
                                                      -------------      -------------      -------------      -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        10,646,878          8,885,845          2,654,453          2,344,067
                                                      -------------      -------------      -------------      -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         1,350,852          1,556,595            358,340            294,740
  Transfers between funds .......................              --                 --             (575,779)        (2,069,883)
  Redemptions ...................................       (10,767,616)       (11,441,321)        (3,449,023)        (3,541,487)
  Annuity benefits ..............................           (10,050)            (8,439)            (3,415)            (2,635)
  Annual contract maintenance charge (note 2) ...           (41,210)           (48,785)           (15,789)           (18,996)
  Contingent deferred sales charges (note 2) ....           (31,754)           (47,005)            (7,111)           (14,222)
  Adjustments to maintain reserves ..............            (1,359)               736               (612)                 3
                                                      -------------      -------------      -------------      -------------
      Net equity transactions ...................        (9,501,137)        (9,988,219)        (3,693,389)        (5,352,480)
                                                      -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........         1,145,741         (1,102,374)        (1,038,936)        (3,008,413)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        99,463,998         99,289,714         34,342,903         36,465,197
                                                      -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........     $ 100,609,739         98,187,340         33,303,967         33,456,784
                                                      =============      =============      =============      =============



                                                                DOMESTIC INCOME FUND                  EMERGING GROWTH FUND
                                                         --------------------------------     ---------------------------------
                                                              1998               1997                1998               1997
                                                         -------------      -------------      -------------      -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               20,180             28,963              1,446               --
  Mortality, expense and administration
    charges (note 2) ............................              (50,297)           (60,044)           (24,803)           (18,927)
                                                         -------------      -------------      -------------      -------------
    Net investment activity .....................              (30,117)           (31,081)           (23,357)           (18,927)
                                                         -------------      -------------      -------------      -------------

  Proceeds from mutual fund shares sold .........            1,815,568          3,845,738            284,952          1,476,931
  Cost of mutual fund shares sold ...............           (1,752,995)        (3,754,019)          (220,249)        (1,332,681)
                                                         -------------      -------------      -------------      -------------
    Realized gain (loss) on investments .........               62,573             91,719             64,703            144,250
  Change in unrealized gain (loss) on investments              238,574            258,732            701,549             98,651
                                                         -------------      -------------      -------------      -------------
    Net gain (loss) on investments ..............              301,147            350,451            766,252            242,901
                                                         -------------      -------------      -------------      -------------
  Reinvested capital gains ......................                 --                 --                 --                 --
                                                         -------------      -------------      -------------      -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........              271,030            319,370            742,895            223,974
                                                         -------------      -------------      -------------      -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................              202,974            579,908            130,043            168,069
  Transfers between funds .......................             (486,117)        (1,895,729)           115,186           (851,044)
  Redemptions ...................................           (1,091,566)        (1,629,868)          (220,510)           (66,290)
  Annuity benefits ..............................               (1,288)            (1,184)              --                 --
  Annual contract maintenance charge (note 2) ...               (3,652)            (5,040)            (1,786)            (1,550)
  Contingent deferred sales charges (note 2) ....               (4,346)           (10,226)            (1,462)              (205)
  Adjustments to maintain reserves ..............                  (29)               172            (13,107)               (13)
                                                         -------------      -------------      -------------      -------------
      Net equity transactions ...................           (1,384,024)        (2,961,967)             8,364           (751,033)
                                                         -------------      -------------      -------------      -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........           (1,112,994)        (2,642,597)           751,259           (527,059)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....            8,373,324         10,910,269          3,461,804          3,542,882
                                                         -------------      -------------      -------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........            7,260,330          8,267,672          4,213,063          3,015,823
                                                         =============      =============      =============      =============

                        NATIONWIDE VARIABLE ACCOUNT-3

               STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                        SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
                 (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)
                                         (UNAUDITED)

                                                                ENTERPRISE FUND                  GLOBAL EQUITY FUND
                                                      ------------------------------      ------------------------------
                                                          1998              1997               1998              1997
                                                      ------------      ------------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     37,274            38,992            10,562                32
  Mortality, expense and administration
    charges (note 2) ............................         (278,009)         (244,998)           (5,630)           (4,361)
                                                      ------------      ------------      ------------      ------------
    Net investment activity .....................         (240,735)         (206,006)            4,932            (4,329)
                                                      ------------      ------------      ------------      ------------

  Proceeds from mutual fund shares sold .........        5,363,456         7,291,771            58,537            50,764
  Cost of mutual fund shares sold ...............       (3,593,707)       (6,278,631)          (57,992)          (43,630)
                                                      ------------      ------------      ------------      ------------
    Realized gain (loss) on investments .........        1,769,749         1,013,140               545             7,134
  Change in unrealized gain (loss) on investments        4,652,148         4,331,214           118,991           109,823
                                                      ------------      ------------      ------------      ------------
    Net gain (loss) on investments ..............        6,421,897         5,344,354           119,536           116,957
                                                      ------------      ------------      ------------      ------------
  Reinvested capital gains ......................          457,154           482,160              --               6,183
                                                      ------------      ------------      ------------      ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        6,638,316         5,620,508           124,468           118,811
                                                      ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          432,694           292,070            11,442            70,021
  Transfers between funds .......................         (173,620)          360,726           132,333           537,958
  Redemptions ...................................       (3,725,720)       (3,883,179)          (27,736)          (34,204)
  Annuity benefits ..............................           (1,316)             (740)             --                --
  Annual contract maintenance charge (note 2) ...          (14,928)          (17,312)             (409)             (360)
  Contingent deferred sales charges (note 2) ....           (7,821)          (13,981)              (57)             (374)
  Adjustments to maintain reserves ..............          (39,930)              246                 7                11
                                                      ------------      ------------      ------------      ------------
      Net equity transactions ...................       (3,530,641)       (3,262,170)          115,580           573,052
                                                      ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        3,107,675         2,358,338           240,048           691,863
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       40,292,749        36,499,067           706,509           399,649
                                                      ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      $ 43,400,424        38,857,405           946,557         1,091,512
                                                      ============      ============      ============      ============





                                                              GOVERNMENT FUND                    MONEY MARKET FUND
                                                     ------------------------------      -------------------------------
                                                          1998              1997              1998             1997
                                                     ------------      ------------      ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          47,499           176,187           158,849           170,858
  Mortality, expense and administration
    charges (note 2) ............................         (29,580)          (36,030)          (41,587)          (45,946)
                                                     ------------      ------------      ------------      ------------
    Net investment activity .....................          17,919           140,157           117,262           124,912
                                                     ------------      ------------      ------------      ------------

  Proceeds from mutual fund shares sold .........         705,149         1,630,835         4,925,425         5,706,577
  Cost of mutual fund shares sold ...............        (656,252)       (1,675,600)       (4,925,425)       (5,706,577)
                                                     ------------      ------------      ------------      ------------
    Realized gain (loss) on investments .........          48,897           (44,765)             --                --
  Change in unrealized gain (loss) on investments          69,831            10,701              --                --
                                                     ------------      ------------      ------------      ------------
    Net gain (loss) on investments ..............         118,728           (34,064)             --                --
                                                     ------------      ------------      ------------      ------------
  Reinvested capital gains ......................            --                --                --                --
                                                     ------------      ------------      ------------      ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         136,647           106,093           117,262           124,912
                                                     ------------      ------------      ------------      ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................          41,815            30,168           149,005            58,337
  Transfers between funds .......................        (250,960)         (714,587)        1,225,127         4,234,428
  Redemptions ...................................        (351,728)         (502,954)       (1,817,499)       (1,766,986)
  Annuity benefits ..............................          (2,497)           (2,350)           (1,534)           (1,530)
  Annual contract maintenance charge (note 2) ...          (2,063)           (2,563)           (2,349)           (2,797)
  Contingent deferred sales charges (note 2) ....          (2,556)           (2,578)           (8,246)           (5,294)
  Adjustments to maintain reserves ..............             (19)              173            52,327               141
                                                     ------------      ------------      ------------      ------------
      Net equity transactions ...................        (568,008)       (1,194,691)         (403,169)        2,516,299
                                                     ------------      ------------      ------------      ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........        (431,361)       (1,088,598)         (285,907)        2,641,211
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       4,717,386         6,260,114         6,874,194         5,071,510
                                                     ------------      ------------      ------------      ------------
CONTRACT OWNERS' EQUITY END OF PERIOD$ ..........       4,286,025         5,171,516         6,588,287         7,712,721
                                                     ============      ============      ============      ============

                          NATIONWIDE VARIABLE ACCOUNT-3

         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                 SIX MONTH PERIODS ENDED JUNE 30, 1998 AND 1997
          (UNDERLYING MUTUAL FUNDS OF VAN KAMPEN AMERICAN CAPITAL LIT)
                                   (UNAUDITED)


                                                           REAL ESTATE
                                                      SECURITIES PORTFOLIO
                                                     ---------------------------
                                                        1998           1997
                                                    -------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................     $   1,135            740
  Mortality, expense and administration
    charges (note 2) .............................        (4,404)        (2,923)
                                                       ---------      ---------
    Net investment activity ......................        (3,269)        (2,183)
                                                       ---------      ---------

  Proceeds from mutual fund shares sold ..........       155,465         59,177
  Cost of mutual fund shares sold ................      (151,178)       (49,425)
                                                       ---------      ---------
    Realized gain (loss) on investments ..........         4,287          9,752
  Change in unrealized gain (loss) on investments        (50,377)        19,046
                                                       ---------      ---------
    Net gain (loss) on investments ...............       (46,090)        28,798
                                                       ---------      ---------
  Reinvested capital gains .......................        11,166          1,495
                                                       ---------      ---------
      Net increase (decrease) in contract owners'
        equity resulting from operations .........       (38,193)        28,110
                                                       ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................        24,539         63,282
  Transfers between funds ........................        13,830        398,131
  Redemptions ....................................       (83,834)       (16,353)
  Annuity benefits ...............................          --             --
  Annual contract maintenance charge (note 2) ....          (234)          (167)
  Contingent deferred sales charges (note 2) .....          (155)          (125)
  Adjustments to maintain reserves ...............             4              3
                                                       ---------      ---------
      Net equity transactions ....................       (45,850)       444,771
                                                       ---------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............       (84,043)       472,881
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......       695,129        141,026
                                                       ---------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     $ 611,086        613,907
                                                       =========      =========


See accompanying notes to financial statements.

                        NATIONWIDE VARIABLE ACCOUNT-3

                                NOTES TO FINANCIAL STATEMENTS

                                    JUNE 30, 1998 AND 1997
                                         (UNAUDITED)




(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

       Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

    (b) The Contracts

       Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

       Contract owners in either the accumulation or the payout phase may invest in the following funds of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT):

          Van Kampen American Capital LIT - Asset Allocation Fund
            (formerly Van Kampen American Capital - Multiple Strategy Fund) Van Kampen American Capital LIT - Domestic Income Fund
            (formerly Van Kampen American Capital - Domestic Strategic Income
            Fund)
          Van Kampen American Capital LIT - Emerging Growth Fund
          Van Kampen American Capital LIT - Enterprise Fund
            (formerly Van Kampen American Capital - Common Stock Fund)
          Van Kampen American Capital LIT - Global Equity Fund
          Van Kampen American Capital LIT - Government Fund
          Van Kampen American Capital LIT - Money Market Fund
          Van Kampen American Capital LIT - Morgan Stanley Real
          Estate Securities Portfolio
            (formerly Van Kampen American Capital LIT - Real Estate Securities
             Fund)

       At June 30, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

    (c) Security Valuation, Transactions and Related Investment Income

       The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

       The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) EXPENSES

    The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

    The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $35 ($30 for contracts issued in the State of New York) which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company


                                    Bulk Rate
                                  U.S. Postage
                                      PAID
                                 Columbus, Ohio
                                 Permit No. 521